Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements of Income
Net revenue from services rendered	R$ 465,458	R$ 339,892	R$ 296,717
General and administrative expenses	(222,998)	(124,245)	(113,287)
Operating profit	242,460	215,647	183,430
Finance income	28,511	10,050	21,161
Finance expenses	(13,129)	(13,097)	(12,476)
Finance profit/(loss), net	15,382	(3,047)	8,865
Profit before income taxes	257,842	212,600	192,115
Income taxes	(49,227)	(43,446)	(36,483)
Profit for the year	208,615	169,154	155,632
Attributable to the shareholders of the parent company	208,615	170,199	151,373
Attributable to non-controlling interests	R$ 0	R$ (1,045)	R$ 4,259
Earnings Per Share Basic And Diluted	R$ 3.77	R$ 19.60	R$ 17.41